14. Stockholders' Equity (Details Narrative) - USD ($)	12 Months Ended		17 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Common stock, par value	$ 0.001	$ .001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, issued	40,959,741	40,959,741	40,959,741
Common stock, outstanding	40,959,741	40,959,741	40,959,741
Stock issued for services, value	$ 605,150	$ 24,509
Stock issued for acquisition, value		290,715
Consulting fees	1,297,160	1,376,995
Stock compensation expense	$ 48,000	$ 75,218
Options [Member]
Options outstanding	210,000	210,000	210,000
Options nonvested	105,000		105,000
Stock compensation expense	$ 605,150	$ 432,250
Options granted	0		315,000
Options vested	210,000
AVX Acquisition [Member]
Stock issued for acquisition, shares		39,286
Stock issued for acquisition, value		$ 290,716
Consultants [Member]
Stock issued for services, shares		13,445
Stock issued for services, value		$ 96,509
Consulting fees	$ 48,000
Consulting services incurred but not yet paid in shares	$ 98,709	$ 50,709